As filed with the Securities and Exchange Commission on April 30, 1998


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933                        |X||X|
                        Pre-Effective Amendment No. _____             |_||_|
                       Post-Effective Amendment No. __1__             |X||X|

                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940                    |X||X|

                                 Amendment No. 2


                     Fleming Capital Mutual Fund Group, Inc.
                  (Formerly Fleming Capital Mutual Fund Group)
                Exact Name of Registrant as Specified in Charter)
                               c/o 320 Park Avenue
                            New York, New York 10022
               (Address of Principal Executive Offices, Zip Code)

                               Steven J. Paggioli
                  Investment Company Administration Corporation
                              479 West 22nd Street
                            New York, New York 10011
                     (Name and Address of Agent for Service)


                                   Copies to:

                           RICHARD F. JACKSON, ESQUIRE
                           Morgan, Lewis & Bockius LLP
                                1800 M STREET, NW
                              WASHINGTON, DC 20036


                  Approximate Date of Proposed Public Offering:
  As soon as practicable after the effectiveness of the Registration Statement

It is proposed that this filing will become effective:
|X||X| immediately upon filing pursuant to paragraph (b)
|_||_| on (date) pursuant to paragraph (b)
|_||_| 60 days after filing pursuant to paragraph (a)(1)
|_||_| on (date) pursuant to paragraph (a)(1)
|_||_| 75 days after filing pursuant to paragraph (a)(2)
|_||_| on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate check this box:
|_||_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                     FLEMING CAPITAL MUTUAL FUND GROUP, INC.
                              CROSS REFERENCE SHEET
                         POST-EFFECTIVE AMENDMENT NO. 1

N-1A ITEM                                                     NO.LOCATION
---------                                                     -----------
PART A -

Item 1.  Cover Page                                           Cover Page

Item 2.  Synopsis Summary;                                    Expense Summary

Item 3.  Condensed Financial Information                      *

Item 4.  General Description of Registrant                    The Corporation and the Funds; Investment
                                                              Objectives; Investment Policies; Risk
                                                              Factors; Investment Limitations; General
                                                              Information - The Corporation; Description
                                                              of Permitted Investments &Risk Factors

Item 5.  Management of the Fund                               The Adviser; The Administrator; The
                                                              Transfer Agent; The Distributor; Portfolio
                                                              Transactions; Expense Summary; General
                                                              Information - Directors of the Corporation

Item 5A. Management's Discussion of Fund                      *
         Performance

Item 6.  Capital Stock and Other Securities                   General Information - Voting Rights;
                                                              General Information - Shareholder Inquiries;
                                                              General Information - Dividends and
                                                              Distributions; Taxes; General Information -
                                                              Beneficial Owners

Item 7.  Purchase of Securities Being Offered                 Purchase and Redemption of Shares

Item 8.  Redemption or Repurchase                             Purchase and Redemption of Shares

Item 9.  Pending Legal Proceedings                            *

PART B -

Item 10. Cover Page                                           Cover Page

Item 11. Table of Contents                                    Table of Contents

Item 12. General Information and History                     *

Item 13. Investment Objectives and Policies                   Investment Objectives (Prospectus);
                                                              Investment Policies (Prospectus);
                                                              Investment Limitations; Description of
                                                              Permitted Investments

Item 14. Management of the Fund                               General Information - Directors of the
                                                              Corporation (Prospectus); Directors and
                                                              Officers of the Corporation

Item 15. Control Persons and Principal Holders of             Directors and Officers of the Corporation
         Securities

Item 16. Investment Advisory and Other Services               The Adviser (Prospectus and Statement of
                                                              Additional Information); The Administrator
                                                              (Prospectus and Statement of Additional
                                                              Information); The Distributor (Prospectus
                                                              and Statement of Additional Information);
                                                              The Transfer Agent (Prospectus); General
                                                              Information - Counsel and Independent
                                                              Auditors (Prospectus); General Information
                                                              Custodian (Prospectus)

Item 17. Brokerage Allocation                                 Portfolio Transactions (Prospectus);
                                                              Portfolio Transactions

Item 18. Capital Stock and Other Securities                   Description of Shares

Item 19. Purchase, Redemption, and Pricing of                 Purchase and Redemption of Shares
         Securities Being Offered                             (Prospectus);Purchase and Redemption of
                                                              Shares; Determination of Net Asset Value

Item 20. Tax Status                                           Taxes (Prospectus); Taxes

Item 21. Underwriters                                         The Distributor

Item 22. Calculation of Performance Data                      Computation of Yield and Total Return

Item 23. Financial Statements                                 Financial Information

PART C -

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

* Not Applicable

                                       As filed with the Securities and Exchange
                                                    Commission on April 30, 1998

                                                      Registration No. 333-25803
                                                              File No. 811-08189
================================================================================



                                     Part A

                                       of

                                    Form N-1A

                             REGISTRATION STATEMENT



                     FLEMING CAPITAL MUTUAL FUND GROUP, INC.



================================================================================

                     Fleming Capital Mutual Fund Group, Inc.
              Supplement to the Prospectus dated September 30, 1997

FINANCIAL HIGHLIGHTS

The following table is be inserted on page 6 of the prospectus.

The financial information of a share of the Fleming Fund and the Fledgling Fund (the "Funds") outstanding during the period from November 13, 1997 and November 14, 1997 (commencement of operations) to March 31, 1998 included in this table has been derived from the financial record of the Funds without examination by the Fund's independent accountants, who do not express an opinion thereon.

                     FLEMING CAPITAL MUTUAL FUND GROUP, INC.
                              FINANCIAL HIGHLIGHTS
                                    Unaudited

                                     Fleming Fund         Fleming Fledgling Fund
                                     November 13, 1997*   November 14, 1997*
                                     to March 31, 1998    to March 31, 1998


Net Asset Value, Beginning of Period       $10.00                $10.00
                                         --------              --------
Income from Investment Operations
Net Investment Income                        0.08                  0.03
Net Realized and Unrealized gains
 on Investments                              1.85                  1.59
                                         --------              --------
Total from Investment Operations             1.93                  1.62
                                         --------              --------
Less Distributions:

Dividends from net investment income#       (0.03)                (0.02)
                                         --------              --------
Net Asset Value, End of Period             $11.90                $11.60
                                         ========              ========
Total Return+                               19.34%                16.18%
Net Assets at End of Period ('000)         $2,355                $1,355

Ratio of Expenses to Average Net Assets
Before Expense Reimbursement++               9.83%                13.80%
After Expense Reimbursement++                1.25%                 1.35%
Ratio of Net Investment Income to Average++
Net Assets (Net of Expense Reimbursement)    1.47%                 0.29%
Portfolio Turnover Rate+                    32.01%                35.20%
Average Commission Rate Paid              $0.0685               $0.0566

* Commencement of operations
# Net investment income per share has been computed before adjustments for book/tax differences + Not annualized ++ Annualized


RISK FACTORS

The following paragraph is to be inserted on page 7 of the Prospectus.

Year 2000. Like other mutual funds and financial and business organizations around the world, the Fund could be adversely affected if the computer systems used by it, the Advisor and other service providers and entities with computer systems that are linked to Fund records do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 issue." The Fund and Advisor are taking steps that are reasonably designed to address the Year 2000 issue with respect to the computer systems they use and to obtain satisfactory assurances that comparable steps are being taken by each of the Fund's service providers. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the Fund

                  The date of this Supplement is April 30, 1998


The Prospectus for the Fleming Capital Mutual Fund Group, Inc. dated September 30, 1997 is incorporated herein by reference to the Prospectus filed pursuant to Rule 497 under the Securities Act of 1933, as amended, with the Securities and Exchange Commission on October 6, 1997.

                                       As filed with the Securities and Exchange
                                                    Commission on April 30, 1998

                                                      Registration No. 333-25803
                                                              File No. 811-08189
================================================================================



                                     Part B

                                       of

                                    Form N-1A

                             REGISTRATION STATEMENT



                     FLEMING CAPITAL MUTUAL FUND GROUP, INC.



================================================================================

                                     Part B

The Statement of Additional Information for the Fleming Capital Mutual Fund Group, Inc. dated September 30, 1997 is incorporated herein by reference to the Prospectus filed pursuant to Rule 497 under the Securities Act of 1933, as amended, with the Securities and Exchange Commission on October 6, 1997 (accession number 0000950147-97-000683).

                                       As filed with the Securities and Exchange
                                                    Commission on April 30, 1998

                                                      Registration No. 333-25803
                                                              File No. 811-08189
================================================================================



                                     Part C

                                       of

                                    Form N-1A

                             REGISTRATION STATEMENT



                    FLEMING CAPITAL MUTUAL FUND GROUP, INC.



================================================================================

                            PART C: OTHER INFORMATION

Item 24. Financial Statements and Exhibits:
         ----------------------------------

         (a)      Financial Statements

                  Part A - Included in this Registration Statement: Financial Highlights for the period from November 13, 1997 (commencement of operations) to March 31, 1998, is included in the Prospectus Supplement of this Post-Effective Amendment.

                  Part B - Unaudited financial statements for the period from November 13, 1997 (commencement of operations) to March 31, 1998 for the Fleming Fund and Fleming Fledgling Fund are filed herewith.

         (b)      Additional Exhibits

                  1 (a) Agreement and Declaration of Trust of Fleming Capital Mutual Fund Group, dated April 21, 1997 (filed as Exhibit 1 to the Registrant's Registration Statement on April 24, 1997).

                           (b)  Articles  of  Incorporation  of the  Registrant,
                           dated August 15, 1997, (filed with the Fund's Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A dated September 30, 1998.).

                           (c) Articles of Merger between the Registrant and Fleming Capital Mutual Fund Group, dated August 21, 1997, (filed with the Fund's Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A dated September 30, 1998.).

                  2 (a) By-Laws of Fleming Capital Mutual Fund Group (filed as Exhibit 2 to the Registrant's Registration Statement on April 24, 1997).

                           (b) By-Laws of the Registrant, (filed with the Fund's Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A dated September 30, 1998.).

                  5 Investment Advisory Agreement between the Registrant and Robert Fleming, Inc., filed herewith.

                  6 Distribution Agreement between the Registrant and First Fund Distributors, Inc., filed herewith.

                  7 Custodian Agreement between the Registrant and Star Bank, N.A., filed herewith.

                  9.       (a)   Administration Agreement between the Registrant
                                 and     Investment     Company   Administration
                                 Corporation, filed herewith.

                           (b) Transfer Agent Agreement between the Registrant and Countrywide Fund Services, Inc., filed herewith.

                           (c)   Accounting  Services   Agreement   between  the
                                 Registrant and Countrywide Fund Services, Inc., filed herewith.

                  10       Opinion  and  Consent  of  Counsel,  (filed  with the
                           Fund's Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A dated September 30, 1998.).


                  11 Opinion and Consent of Independent Auditors, (filed with the Fund's Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A dated September 30, 1998.)

                  16       Performance Calculations. filed herewith.

                  24       Powers of Attorney, filed herewith.

                  27       Financial Data Schedules, filed herewith.


Item 25. Persons Controlled by or under Common Control with Registrant:
         --------------------------------------------------------------

         Not applicable.

Item 26. Number of Holders of Securities:
         --------------------------------

         The number of record  holders  for each series as of April 21, 1998:

         Name of Series                   Number of Record Holders
         --------------                   ------------------------
         Fleming Fund                               16

         Fleming Fledgling Fund                      9

Item 27. Indemnification:
         ----------------

         Article VIII of the Articles of Incorporation, filed as Exhibit 1(b) to the Registration Statement, is incorporated by reference. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Articles of Incorporation or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issues.

Item 28.  Business and Other Connections of Investment Adviser:
          -----------------------------------------------------

          ADVISER

          Robert Fleming, Inc. (the "Adviser") is the investment adviser for the corporation. The principal address of the Adviser is 320 Park Avenue, New York, New York 10022. The Adviser is an investment adviser registered under the Advisers Act.

          The list required by this Item 28 of officers and directors of the Adviser, together with information as to any other business profession, vocation or employment of substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by the Adviser to the Advisers Act (SEC File No. 801- 26297).

Item 29.  Principal Underwriters:
          -----------------------

          (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

          Registrant's   underwriter,   First  Fund   Distributors,   Inc.  (the
          "Distributor"), acts as distributor for:

          Advisors Series Trust
              -    American Trust Allegiance Fund
              -    InformationTech 100(R) Fund
              -    Kaminski Poland Fund
              -    Rockhaven Funds (The)
          Fleming Capital Mutual Fund Group, Inc.
          Fremont Mutual Funds, Inc.
          Jurika & Voyles Fund Group
          RNC Mutual Fund Group, Inc.
          PIC Investment Trust

          Professionally Managed Portfolios
              -    Avondale Total Return Fund
              -    Perkins Opportunity Fund
              -    Osterweis Fund
              -    Pacific Gemini Partners Fund Group
              -    ProConscience Women's Equity Mutual Fund
              -    Academy Value Fund
              -    Kayne, Anderson Rising Dividends Fund
              -    Trent Equity Fund
              -    Leonetti Balanced Fund
              -    Lighthouse Growth Fund
              -    U.S. Global Leaders Growth Fund
              -    Boston Managed Growth Fund
              -    Harris Bretall Sullivan & Smith Growth Fund
              -    Insightful Investor Growth Fund
              -    Hodges Fund
              -    Penza Growth Fund
              -    Titan Investment Fund
          Purisima Total Return Fund
          Rainier Investment Management

          (b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B.

          Name Principal Business Positions and Offices with Positions and Offices with Address Principal Underwriter Registrant

                  -----------------------------------------------------------------------------------
                  Robert W. Wadsworth      President and          4455 E. Camelback Road Suite 261E
                                           Treasurer              Phoenix, AZ  85018
                  -----------------------------------------------------------------------------------
                  Steven J. Paggioli       Vice President and     479 West 22nd Street
                                           Secretary              New York, NY  10011
                  -----------------------------------------------------------------------------------
                  Eric M. Banhazl          Vice President         2025 E. Financial Way
                                                                  Glendora, CA  91741
                  -----------------------------------------------------------------------------------

Item 30.  Location of Accounts and Records:
          ---------------------------------

          Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

          (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(i) and (ii); (3);
          (6); (8); (12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant's Custodian:

                  Star Bank, N.A.
                  425 Walnut Street
                  Cincinnati, OH  45202

          (b) With respect to Rules  31a-1(a);  31a-1(b);  (2)(iii) and (4), the
          required   books  and  records  are   maintained  at  the  offices  of
          Registrant's Administrator:

                  Investment Company Administration Corporation
                  2025 E. Financial Way
                  Suite 101
                  Glendora, CA  11741

          (c) With respect to Rules  31a-1(b)(5),  (6),  (7), (9), (10) and (11)
          and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Adviser:

                  Robert Fleming, Incorporated
                  320 Park Avenue
                  New York, NY  10022

          (d) With respect to Rules 31a-1(b)(iv) and (8), the required books and records are maintained at the offices of Registrant's Transfer Agent and Accounting Services Agent:

                  Countrywide Fund Services, Inc.
                  312 Walnut Street
                  21st Floor
                  Cincinnati, Ohio 45202

          (e) With respect to Rule 31a-1(d), certain required books and records will be maintained at the offices of the Registrant's Principal
          Underwriter:

                  First Fund Distributors, Inc.
                  4455 E. Camelback Road
                  Suite 261E
                  Phoenix, AZ 85018

Item 31.  Management Services: None.
          --------------------------

Item 32.  Undertakings:
          -------------

          Registrant hereby undertakes that whenever shareholders meeting the requirements of Section 16(c) of the Investment Company Act of 1940 inform the Board of Directors of their desire to communicate with Shareholders of the Corporation, the Directors will inform such Shareholders as to the approximate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders. Registrant hereby undertakes to call a meeting of Shareholders for the purpose of voting upon the question of removal of a Director(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with such meetings to comply with the provisions of Section 16(c) of the Investment Company Act of 1940.

          Registrant hereby undertakes to file a post-effective amendment, including financial statements which need not be certified, within 4-6 months from the effective date of the Registrant's 1933 Act Registration Statement - Filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement (File No. 333-25803) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on this 29th day of April, 1998.

                                         Fleming Capital Mutual Fund Group, Inc.

                                         By:/s/ Jonathan K.L. Simon
                                            ------------------------------------
                                            Jonathan K.L. Simon
                                            President
Attest:

/s/ Arthur A. Levy
------------------------------------
Arthur A. Levy, Treasurer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No.1 to the Registration Statement has been signed below by the following persons in the capacity on the dates indicated.

Signature                               Title                     Date
---------                               -----                     ----


/s/ Jonathan K.L. Simon                 President and             April 29, 1998
---------------------------------       Chairman of the Board
Jonathan K.L. Simon

/s/ Christopher M.V. Jones              Vice President and        April 29, 1998
---------------------------------       Director
Christopher M.V. Jones

/s/ Robert E. Marks*                    Director                  April 29, 1998
---------------------------------
Robert E. Marks

/s/ Michael A. Petrino*                 Director                  April 29, 1998
----------------------------------
Michael A. Petrino

/s/ Dominic S. Solly*                   Director                  April 29, 1998
----------------------------------
Dominic S. Solly

/s/ Arthur A. Levy                      Treasurer                 April 29, 1998
----------------------------------      (Chief Financial
Arthur A. Levy                          Officer)

* /s/ Larry A. Kimmel
 ---------------------------------
  Larry A. Kimmel, Under Powers of
  Attorney Filed Herewith

                                  EXHIBIT INDEX


Name                                                                Exhibit Page
----                                                                ------------

Unaudited Financial Statements for the period from
November 13, 1997 (commencement of operations) to
March 31, 1998.                                                     Ex - 99.A(B)

Investment Advisory Agreement between                               Ex-99.B5
the Registrant and Robert Fleming, Inc., filed herewith

Distribution Agreement between the Registrant and                   Ex-99.B6
First Fund Distributors, Inc., filed herewith.

Custodian Agreement between the Registrant and                      Ex-99.B8
Star Bank, N.A., filed herewith.

Administration Agreement between the Registrant and                 Ex-99.B9(a)
Investment Company Administration Corporation, filed herewith.

Transfer Agent Agreement between the Registrant and                 Ex-99.B9(b)
Countrywide Fund Services, Inc., filed herewith.

Accounting Services Agreement between the Registrant and            Ex-99.B9(c)
Countrywide Fund Services, Inc., filed herewith.

Performance Calculations, filed herewith.                           EX-16

Powers of Attorney, filed herewith.                                 EX-24

Financial Data Schedules, filed herewith

                           Fleming Fund                             EX-27.1

                           Fleming Fledgling Fund                   EX-27.2

                                       As filed with the Securities and Exchange
                                                    Commission on April 30, 1998

                                                      Registration No. 333-25803
                                                              File No. 811-08189
================================================================================


                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549




                                   EXHIBITS TO
                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 1                    X
                                                                           -
                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 AMENDMENT NO. 2                           X
                                                                           -


                     FLEMING CAPITAL MUTUAL FUND GROUP, INC.
                  (Formerly Fleming Capital Mutual Fund Group)
               (Exact name of registrant as specified in charter)


                               c/o 320 Park Avenue
                            New York, New York 10011
                    (Address of principal executive offices)



                  Exhibits 99.B, 99.B5, 99.B6, 99.B8, 99.B9(a),
                       99.B9(b), 99.B9(c), 99.B16, 99.B17,
                            99.B27(1), and 99.B27(2)